Events After The Reporting Period	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

23. Events after the reporting date

Exercise of Warrants

Further to the February 2017 private placement, one investor partially exercised his warrant in 2018, purchasing 375,000 of the Company’s common shares for aggregate gross proceeds to the Company of approximately $600.

As of March 9, 2018, in connection with the February 2017 private placement, the February 2017 Warrants outstanding were exercisable for an aggregate of 30,523,209 common shares.